Segment Reporting - Geographic Schedule of Revenue and Long-lived Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales	$ 559,591	$ 581,970
Long-lived assets	47,439	53,200
United States
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales	360,748	379,155
Long-lived assets	38,482	43,698
Canada
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales	42,468	47,454
Long-lived assets	2,508	2,579
Mexico
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales	49,915	62,431
Long-lived assets	3,233	3,549
France
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales	53,644	50,900
Long-lived assets	1,961	2,162
China
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales	34,897	25,288
Long-lived assets	374	384
All other countries
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales	17,919	16,742
Long-lived assets	$ 881	$ 828